PROVISIONS (CURRENT AND NON-CURRENT) (Tables)	12 Months Ended
Jun. 30, 2018
PROVISIONS (CURRENT AND NON-CURRENT)
Schedule of current and non-current provisions

Current provisions
Annual leave	145,449	239,821
Long service leave	268,544	243,411
Make good *	91,590	83,958
Total current provisions	505,583	567,190
Non-current provisions
Long service leave	3,390	56,328
Make good *	—	7,632

Total non-current provisions	3,390	63,960

Total provisions	508,973	631,150

* Make good provision

Schedule of reconciliation of provision

Reconciliation of annual leave provision
Balance at the beginning of the financial year	239,821	223,100
Add: obligation accrued during the year	155,967	183,613
Less: utilized during the year	(250,289)	(166,892)

Balance at the end of the financial year	145,499	239,821

Reconciliation of long service leave provision
Balance at the beginning of the financial year	299,739	253,824
(Less)/ Add: obligation accrued during the year	(27,806)	58,699
Less: utilized during the year	—	(12,784)

Balance at the end of the financial year	271,933	299,739